Borrowings (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Borrowings

Borrowings as of June 30, 2020 and December 31, 2019 consisted of the following:

	June 30, 2020	December 31, 2019
Credit facilities	425,880	404,280
Financial liabilities	67,035	90,086

Total borrowings	$492,915	$494,366
Less: Current portion of long-term borrowings, net	(93,539)	(59,780)
Less: Deferred finance costs, net	(4,736)	(5,338)

Long-term borrowings, net	$394,640	$429,248

Borrowings - Principal Payments Due

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Partners outstanding as of June 30, 2020, based on the repayment schedules of the respective credit facilities and financial liabilities (as described above):

Year	Amount
2021	$95,587
2022	155,035
2023	63,490
2024	121,462
2025 and thereafter	57,341

Total	$492,915